Income Taxes - Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit at the US statutory rate	$ 199,645	$ 506,081
State income tax benefit	44,017	68,916
Non-deductible expenses including non-deductible pre-merger losses
Change in valuation allowance	(243,662)	(574,997)
Total income tax benefit